Exhibit 99.1

GM Financial Automobile Leasing Trust 2017-1

3.10% Exchange Note

Class A-1 1.00000% Asset Backed Notes

Class A-2A 1.67% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.06% Asset Backed Notes

Class A-4 2.26% Asset Backed Notes

Class B 2.48% Asset Backed Notes

Class C 2.74% Asset Backed Notes

Class D 3.09% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	10/01/19
End of Period:	10/31/19
Number of days in Interest Period (Actual/360):	30
Number of days in Collection Period:	31
Report Due Date:	11/18/19
Distribution Date:	11/20/19
Transaction Month:	32

2017-1				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	54,680	02/01/2017	03/15/2017	$1,364,563,788

Total	54,680			$1,364,563,788

RECONCILIATION OF 2017-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$250,217,984

{2} Reduction in Agg. Securitization Value due to payments				{2}	2,054,107
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	517,035
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	63,706,448
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	66,277,590
{7} End of period Aggregate Securitization Value					{7}	$183,940,394

{8} Seller’s Exercise of 10% Option					{8}	183,940,394

{9} Pool Factor					{9}	13.479794%

RECONCILIATION OF 2017-1 EXCHANGE NOTE
{10} Original Exchange Note Balance					{10}	$1,322,000,000

{11} Beginning of period Exchange Note Balance					{11}	$207,654,196

{12} Exchange Note Principal Payment Amount					{12}	71,593,779

{13} With Optional Purchase, the Exchange Note shall be discharged and released					{13}	136,060,417

{14} End of period Exchange Note Balance					{14}	$0

{15} Note Pool Factor					{15}	0.000000%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{16} Original Note Balance	{16}	$182,000,000	$270,000,000	$180,000,000	$387,840,000	$80,000,000

{17} Beginning of period Note Balance	{17}	$0	$0	$0	$0	$0

{18} Noteholders’ Principal Distributable Amount	{18}	0	0	0	0	0
{19} Noteholders’ Accelerated Principal Amount	{19}	0	0	0	0	0
{20} Aggregate Principal Parity Amount	{20}	0	0	0	0	0
{21} Matured Principal Shortfall	{21}	0	0	0	0	0

{22} End of period Note Balance	{22}	$0	$0	$0	$0	$0

{23} Note Pool Factor	{23}	0.000000%	0.000000%	0.000000%	0.000000%	0.000000%

		Class B	Class C	Class D		TOTAL
{24} Original Note Balance	{24}	$59,360,000	$55,260,000	$37,530,000		$1,251,990,000

{25} Beginning of period Note Balance	{25}	$10,737,377	$55,260,000	$37,530,000		$103,527,377

{26} Noteholders’ Principal Distributable Amount	{26}	10,737,377	55,260,000	37,530,000		103,527,377
{27} Noteholders’ Accelerated Principal Amount	{27}	0	0	0		0
{28} Aggregate Principal Parity Amount	{28}	0	0	0		0
{29} Matured Principal Shortfall	{29}	0	0	0		0

{30} End of period Note Balance	{30}	$0	$0	$0		$0

{31} Note Pool Factor	{31}	0.000000%	0.000000%	0.000000%		0.000000%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{32} Beginning of period Designated Pool Balance	{32}	N/A

{33} Ending Designated Pool Balance	{33}	183,940,394
{34} Unpaid prior Exchange Note Principal Payment Amount	{34}	0
{35} Sum of {33} + {34}	{35}	183,940,394

{36} Exchange Note Principal Payment Amount {32} - {35}	{36}	N/A

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{37}	$207,654,196	$0	3.10%	30	30/360	$536,441

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{38} 2017-1 Designated Pool Collections (net of Liquidation Proceeds and fees)	{38}	$3,197,185
{39} Net Liquidation Proceeds collected during period	{39}	69,141,550
{40} Investment Earnings	{40}	96,484
{41} Investment Earnings - transferred to Indenture Note Collection Account	{41}	(96,484)
{42} Deposit from Servicer	{42}	0

{43} Total Additions:	{43}	72,338,735

Distributions:
{44} To the Servicer, Designated Pool Servicing Fee	{44}	208,515
{45} To the 2017-1 Exchange Noteholder, the Exchange Note Interest Payment Amount	{45}	536,441
{46} To the 2017-1 Exchange Noteholder, the Exchange Note Principal Payment Amount	{46}	71,593,779
{47} To the 2017-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{47}	0
{48} To the 2017-1 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{48}	0

{49} Total Distributions:	{49}	$72,338,735

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{50} Beginning Agg. Securitization Value	{50}	N/A
{51} Ending Agg. Securitization Value	{51}	183,940,394
{52} Total change in Agg. Securitization Value {50} - {51}	{52}	N/A

{53} Indenture Section 5.4 collections following acceleration of the Notes	{53}	0

{54} Principal Distributable Amount {52} + {53}	{54}	N/A

{55} Noteholders’ Principal Carryover Amount	{55}	0

{56} Noteholders’ Principal Distributable Amount {54} + {55}	{56}	N/A

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{57}	Class A-1	$0	$0	1.00000%	30	Actual/360	$0
{58}	Class A-2A	$0	0	1.67%	30	30/360	0
{59}	Class A-2B	$0	0	2.06638%	30	Actual/360	0
{60}	Class A-3	$0	0	2.06%	30	30/360	0
{61}	Class A-4	$0	0	2.26%	30	30/360	0
{62}	Class B	$10,737,377	0	2.48%	30	30/360	22,191
{63}	Class C	$55,260,000	0	2.74%	30	30/360	126,177
{64}	Class D	$37,530,000	0	3.09%	30	30/360	96,640

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{65} 2017-1 Exchange Note Collections	{65}	$72,130,220
{66} Investment Earnings	{66}	0
{67} Investment Earnings - transferred from Exchange Note Collection Account	{67}	96,484
{68} Investment Earnings - and amounts released from Reserve Account	{68}	10,253
{69} Optional Purchase Price	{69}	103,772,385
{70} Indenture Section 5.4 disposition of Collateral	{70}	0
{71} Reserve Account Withdrawal Amount	{71}	6,822,819

{72} Total Available Funds:	{72}	182,832,161

Distributions:
{73} To the Successor Servicer, unpaid transition expenses, pro rata	{73}	0
{74} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	417
{75} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{75}	208
{76} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{76}	0
{77} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{77}	0
{78} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{78}	0
{79} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{79}	0
{80} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{80}	0
{81} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{81}	0
{82} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{82}	0
{83} Class B Noteholders’ Interest Distributable Amount	{83}	22,191
{84} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{84}	0
{85} Class C Noteholders’ Interest Distributable Amount	{85}	126,177
{86} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{86}	0
{87} Class D Noteholders’ Interest Distributable Amount	{87}	96,640
{88} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{88}	0
{89} Noteholders’ Principal Distributable Amount	{89}	103,527,377
{90} To the Reserve Account, the Reserve Amount Required Amount	{90}	0
{91} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{91}	0
{92} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{92}	0
{93} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{93}	0
{94} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{94}	0
{95} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{95}	0
{96} To the Issuer Trust Certificateholders, the aggregate amount remaining	{96}	79,059,151

{97} Total Distributions:	{97}	$182,832,161

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
	Class	Cumulative Note Balance	Aggregate Securitization Value	Excess of (X) - (Y)	Total Available Funds in Indenture Collection Account			Lesser of (I) or (II)
{98}	Class A	$0	$183,940,394	$0	$		182,831,536	$0
{99}	Class B	10,737,377	183,940,394	0			182,809,345	0
{100}	Class C	65,997,377	183,940,394	0			182,683,168	0
{101}	Class D	103,527,377	183,940,394	0			182,586,528	0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{102} Excess Total Available Funds							{102}	$79,059,151

	{103} Beginning Note Balance					{103}	103,527,377
	{104} Principal payments through Indenture Section 8.3 (i) through (xvii)					{104}	103,527,377
	{105} Pro-Forma Note Balance						{105}	0

	{106} Ending Aggregate Securitization Value					{106}	183,940,394
	{107} 10.75% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,9.75% Thereafter ($133,044,969)					{107}	N/A
	{108} Required Pro Forma Note Balance {106} - {107}						{108}	N/A

	{109} Excess of Pro Forma Balance minus Required Pro Forma Balance {105} - {108}							{109}	N/A

	{110} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{110}	N/A

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{111} Ending Aggregate Securitization Value							{111}	$183,940,394
	{112} End of Period Note Balance							{112}	0
	{113} Overcollateralization							{113}	0
	{114} Overcollateralization %								{114}	0.00%

	Asset Backed Notes:
	{115} Ending Aggregate Securitization Value							{115}	183,940,394
	{116} End of Period Note Balance							{116}	0
	{117} Overcollateralization							{117}	183,940,394
	{118} Overcollateralization %								{118}	0.00%

	RECONCILIATION OF 2017-1 CASH RESERVE ACCOUNT
	{119} Specified Reserve Balance								{119}	$6,822,819

	{120} Beginning of Period Reserve Account balance								{120}	$6,822,819
	{121} Investment Earnings							{121}	10,253
{122} From the Indenture Collection Account, the Reserve Account Required Amount								{122}	0
{123} To the Indenture Collection Account, the Reserve Account Withdrawal Amount								{123}	(6,833,072)
	{124} Total Reserve balance available:								{124}	0

	{125} Specified Reserve Balance								{125}	6,822,819

	{126} Release Excess Cash to Indenture Collection Available Funds								{126}	0

	{127} End of period Reserve Account balance								{127}	$0

	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER
									Dollars	Percentage
	{128} Receivables with Scheduled Payment delinquent 61 days or more							{128}	$1,397,871	0.76%
	{129} Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.90%)							{129}		Yes

By:	/s/Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	November 15, 2019

GM Financial

GMALT 2017-1

Supplemental Monthly Data

October 31, 2019

	Aggregate Securitization Value	Residual Value
Beginning of Period	$250,217,984	$244,818,412
Change	(66,277,590)	(244,818,412)
End of Period	$183,940,394	$0
Residual Value as % of Agg. Securitization Value		0.00%

Delinquency

Leases with scheduled payment delinquent	Number of Leases	Agg. Securitization Value	Percentage(1)
0 - 30 days	9,623	179,362,137	97.51%
31 - 60 days	190	3,180,386	1.73%
61 - 90 days	56	838,308	0.46%
91 - 120 days	28	559,563	0.30%
Total	9,897	183,940,394	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	133	2,543,898	6,572	155,391,345
Standard terminations	366	7,280,916	3,218	62,983,492
Total retained by lessee	499	9,824,814	9,790	218,374,837
Returned Vehicles
Early terminations	1,399	25,725,679	20,655	361,236,250
Standard terminations	1,599	28,155,955	12,044	212,773,868
Total returned to dealer	2,998	53,881,634	32,699	574,010,118
Charged off leases / Repossessed vehicles	29	517,035	2,293	46,394,525
Repurchases	0	0	1	15,255
Other	0	0	0	0
Total terminations	3,526	64,223,483	44,783	838,794,735

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	517,035	46,394,525
less: Sales proceeds	610,794	41,967,126
less: Excess wear and excess mileage received	0	10,139
less: Other amounts received	57,923	2,558,563
Net Credit (Gain) Loss	(151,682)	1,858,697

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	53,930,582	568,252,122
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	56,197,939	630,241,805
less: Excess wear and excess mileage received	434,668	2,175,356
less: Other recovery amounts	32,033	2,501,678
Residual (Gain) Loss	(2,734,058)	(66,666,717)

	Current Period	Prev. Month
Prepay Speed	1.0168%	-9.6478%

Return Rate based on Scheduled to Terminate(2)	61.6619%	43.8473%

Return Rate based on Terminated Leases(3)	85.0255%	78.4336%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.